NET INCOME PER SHARE (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Net income per common share amounts
Income from continuing operations	$ 70.1	$ 65.0	$ 44.4	$ 71.6	$ 44.7	$ 62.0	$ 70.8	$ 66.8	$ 251.1	$ 244.3	$ 157.6
Loss (income) from discontinued operations, net of tax									(2.2)	(28.5)	57.8
Net income	$ 70.9	$ 64.3	$ 42.5	$ 71.2	$ 42.7	$ 46.5	$ 68.8	$ 57.8	$ 248.9	$ 215.8	$ 215.4
Weighted-average number of common shares outstanding									93.8	98.4	102.6
Dilutive shares (additional common shares issuable under stock-based awards)									1.9	1.7	0.9
Weighted-average number of common shares outstanding, assuming dilution									95.7	100.1	103.5
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.77	$ 0.70	$ 0.47	$ 0.74	$ 0.46	$ 0.63	$ 0.71	$ 0.67	$ 2.68	$ 2.48	$ 1.54
Discontinued operations (in dollars per share)	$ 0.01	$ (0.01)	$ (0.02)		$ (0.02)	$ (0.16)	$ (0.02)	$ (0.09)	$ (0.03)	$ (0.29)	$ 0.56
Net income per common share (in dollars per share)	$ 0.78	$ 0.69	$ 0.45	$ 0.74	$ 0.44	$ 0.47	$ 0.69	$ 0.58	$ 2.65	$ 2.19	$ 2.10
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 0.75	$ 0.68	$ 0.46	$ 0.73	$ 0.45	$ 0.62	$ 0.70	$ 0.66	$ 2.62	$ 2.44	$ 1.52
Discontinued operations (in dollars per share)	$ 0.01		$ (0.02)		$ (0.02)	$ (0.15)	$ (0.02)	$ (0.09)	$ (0.02)	$ (0.28)	$ 0.56
Net income per common share, assuming dilution (in dollars per share)	$ 0.76	$ 0.68	$ 0.44	$ 0.73	$ 0.43	$ 0.47	$ 0.68	$ 0.57	$ 2.60	$ 2.16	$ 2.08
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution									3	7	12